One Financial Plaza, Hartford, CT 06103 | 800.248.7971 | Virtus.com

May 3, 2022

The Merger Fund-VL

One Financial Plaza

Hartford, CT 06103

Telephone: 800.367.5877

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	The Merger Fund VL

File Nos. 333-102461 and 811-21279

Post-Effective Amendment No. 40

To The Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from those contained in the most recent registration statement for such registrant, filed electronically on April 21, 2022 and effective on April 29, 2022.

Very truly yours,

/s/ Jennifer Fromm
Jennifer Fromm
Vice President,
Chief Legal Officer,
Counsel and Secretary

cc:	Holly van den Toorn

Ralph Summa

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